Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Operating Loss Carryforwards	$ 181.3	$ 178.2
Operating Loss Carryforwards, Expiration Date	Dec. 31, 2029	Dec. 31, 2028
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate		35.00%